Offerings - Offering: 1	Jun. 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	26.10
Maximum Aggregate Offering Price	$ 7,830,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,081.32
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 also covers any additional shares of common stock, par value $0.00001 per share ("Common Stock"), of Energous Corporation (the "Registrant") that may become issuable under the Registrant's Amended and Restated 2024 Equity Incentive Plan (the "2024 Plan") by reason of any future stock splits, stock dividends or similar adjustments of the Common Stock. The Amount Registered represents 300,000 shares of Common Stock that may be issued under the 2024 Plan. The Proposed Maximum Offering Price Per Unit is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, based on the average of the high sales price ($27.70) and low sales price ($24.50) of the Common Stock as reported on The Nasdaq Capital Market on June 18, 2026.